Investments (Commercial Mortgage Loans By Year Of Origination) (Details) - Commercial [Member] $ in Millions	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Financing Receivable, Credit Quality Indicator [Line Items]
Amount originated in current year	$ 1,876	$ 2,520
Amount originated in prior year	2,426	1,502
Amount originated 2 years prior	1,306	3,105
Amount originated 3 years prior	2,795	2,461
Amount originated 4 years prior	2,296	1,831
Amount originated 5 or more years prior	6,315	5,752
Total		17,171
Loan-to-value ratio, less than 65% [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amount originated in current year	1,769	2,384
Amount originated in prior year	2,354	1,358
Amount originated 2 years prior	1,289	2,917
Amount originated 3 years prior	2,685	2,274
Amount originated 4 years prior	2,225	1,655
Amount originated 5 or more years prior	6,184	5,554
Total	$ 16,506	$ 16,142
Ratio of originations in current year | item	2.06	3.04
Ratio of originations in prior year | item	3.05	3.03
Ratio of originations 2 years prior | item	3.00	2.15
Ratio of originations 3 years prior | item	2.18	2.13
Ratio of originations 4 years prior | item	2.17	2.33
Ratio of originations 5 or more years prior | item	2.44	2.41
65% to 75% [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amount originated in current year	$ 105	$ 136
Amount originated in prior year	72	144
Amount originated 2 years prior	17	188
Amount originated 3 years prior	81	172
Amount originated 4 years prior	71	149
Amount originated 5 or more years prior	131	171
Total	$ 477	$ 960
Ratio of originations in current year | item	1.50	1.74
Ratio of originations in prior year | item	1.53	2.06
Ratio of originations 2 years prior | item	1.58	1.42
Ratio of originations 3 years prior | item	1.50	1.59
Ratio of originations 4 years prior | item	1.62	1.74
Ratio of originations 5 or more years prior | item	1.75	1.76
Greater than 75% [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amount originated in current year	$ 2
Amount originated 3 years prior	29	$ 15
Amount originated 4 years prior		27
Amount originated 5 or more years prior		27
Total	$ 31	$ 69
Ratio of originations in current year | item	1.45
Ratio of originations 3 years prior | item	1.58	1.02
Ratio of originations 4 years prior | item		0.83
Ratio of originations 5 or more years prior | item		1.08